Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, NOK in Billions	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,906,059		$ 1,804,483
Bonds
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 3.1
Carrying amount of debt	389,320		$ 371,329
Bonds | Foreign Exchange Contract
Debt Instrument [Line Items]
Transfer of principal amount	$ 430,500
Bonds | Minimum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	5.92%	5.92%
Bonds | Maximum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	7.70%	7.70%
Bonds | NIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	3.70%
Bonds | NIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	6.00%